Schedule of Maturity of Lease Payments under Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Leases
2027	$ 36,154
2028	6,026
Total lease payments	42,180
Less: imputed interest	(1,300)
Operating lease liabilities recognized in the Consolidated Balance Sheet	$ 40,880